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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended September 30, 2004

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                             [ ] is a restatement.
                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
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Name: Priderock Management, LLC

Address:  411 West Putnam Avenue, Suite 109, Greenwich, CT 06830

Form 13F File Number:  28-10431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Stephen B. Salzman

Title: Managing Member

Phone: 203-485-3301

Signature, Place, and Date of Signing:

/s/ Stephen B. Salzman             Greenwich, CT             11/11/04
-----------------------            (City, State)             (Date)
           (Name)

Report Type (Check only one.):
-----------------------------

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 11 Items

Form 13F Information Table Value Total: $880,608 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                                                                                           VOTING
                                                           TOTAL FMV       TOTAL                 INVESTMENT     OTHER    AUTHORITY
NAME OF ISSUER            TITLE OF CLASS      CUSIP        (X $1,000)      SHARES    SH/PRN      DISCRETION    MANAGERS     SOLE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP             CLA         029912201       80,202       5,224,900     SH           SOLE         NONE    5,224,900

AUTOZONE INC                    COM         053332102       119,579      1,547,955     SH           SOLE         NONE    1,547,955

BIG LOTS INC                    COM         89302103        12,681       1,036,900     SH           SOLE         NONE    1,036,900

CARDINAL HEALTH INC             COM         14149Y108       65,935       1,506,400     SH           SOLE         NONE    1,506,400

CAREER EDUCATION CORP           COM         141665109       58,568       2,060,063     SH           SOLE         NONE    2,060,063

CROWN CASTLE INTL CORP          COM         228227104       80,483       5,408,800     SH           SOLE         NONE    5,408,800

COMCAST CORP NEW              CLA SPL       20030N200       230,174      8,244,050     SH           SOLE         NONE    8,244,050

MCI INC                         COM         552691107       152,919      9,129,500     SH           SOLE         NONE    9,129,500

PEP BOYS MANNY MOE & JACK       COM         713278109       20,565       1,468,900     SH           SOLE         NONE    1,468,900

SPDR TR                     UNIT SER 1      78462F103        1,293         11,570      SH           SOLE         NONE      11,570

SPECTRASITE INC                 COM         84761M104       58,209       1,251,800     SH           SOLE         NONE    1,251,800